13F-HR
<SEQUENCE>1
<FILENAME>ais13f033111.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Argi Investment Services, LLC
Address: 1914 Stanley Gault Parkway
         Louisville, KY 40223
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jan Peebles
Title:	Director of Compliance
Phone:	502-753-0609
Signature,	Place,		and Date of Signing:
Jan Peebles 	Louisville, KY	May 25, 2011
Report Type (Check only one.):
[X]13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	37
Form 13F Information Table Value Total:	$120,335

List of Other Included Managers:	NONE

No. 13F File Number: 028-14480
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
FORM 13F INFORMATION TABLE
				      VALUE   SHRS OR    SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP  (X$1000) PRN AMT    PRN  CALL  DSCRETN  MGRS  SOLE SHARED  NONE
Apple Inc	COM	037833100       489    1517      SH          SOLE	     0	  0    1517
Chevron Corp	COM	166764100       325    3560	 SH          SOLE            0    0    3560
Exxon Mobil 	COM	30231G102       221    3019.748  SH          SOLE	     0    0    3019.748
GE		COM	369604103      3629  198422.957  SH          SOLE	     0    0  198422.957
iShares Barclys Tips BD	464287176     13495  125872.229  SH          SOLE	     0    0  125872.229
iShares MSCI Emerg Mkt	464287234       237    4969      SH          SOLE	     0    0    4969
iShares IBOXX Inv CPBD	464287242      9367  86543.552   SH          SOLE	     0    0   86543.552
iShares S&P 500 Growth	464287309       245    3734      SH          SOLE	     0    0    3734
iShares Barclys 1-3Yr	464287457     11339  135472.554  SH          SOLE	     0    0  135472.554
iShares MSCI EAFE Index	464287465       594   10200      SH          SOLE	     0    0   10200
iShares S&P Midcap 400	464287507       681    7504      SH          SOLE	     0    0    7504
iShares S&P MC 400 Grw	464287606      4081   40517.917  SH          SOLE	     0    0   40517.917
iShares S&P MC 400 VL	464287705      2403   30243.499  SH          SOLE	     0    0   30243.499
iShares DJ US Real Est	464287739      4803   85841.529  SH          SOLE	     0    0   85841.529
iShares S&P SCP 600 VL	464287879      5276   73397.662  SH          SOLE	     0    0   73397.662
iShares S&P SCP 600 Grw	464287887      4926   67860.931  SH          SOLE	     0    0   67860.931
iShares S&P Asia 50 Idx	464288430      5579  118846.711  SH          SOLE	     0    0  118846.711
iShares Hi-Yld Cap Bd	464288513      6556   72643.141  SH          SOLE	     0    0   72643.141
iShares Bclys 1-3Yr Bd 	464288646      1541   14778      SH          SOLE	     0    0   14778
MKTVEC Short Muni Idx	57060U803       604   35253.311  SH          SOLE	     0    0   35253.311
MKTVEC Intermed. Muni 	57060U845       218   10434.009  SH          SOLE	     0    0   10434.009
Philip Morris	COM	718172109       218    3728	 SH	     SOLE	     0    0    3728
PowerShares DB Cmdty 	73935S105      4080  148340      SH          SOLE	     0    0  148340
Rydex S&P 500 Eq. Trd	78355W106     17247  366174.873  SH          SOLE	     0    0  366174.873
SPDR Brclys High Yld	78464A417       300    7545      SH          SOLE	     0    0    7545
UPS		CL B	911312106       204    2810      SH          SOLE	     0    0    2810
Vanguard Total BD Mkt	921937835       410    5106      SH          SOLE	     0    0    5106
Vanguard All Wrld Eq US	922042775      1350   28746      SH          SOLE	     0    0   28746
Vanguard MSCI Emrg Mkt	922042858      7975  165795.902  SH          SOLE	     0    0  165795.902
Vanguard MSCI Europe	922042874      6204  126450.58   SH          SOLE	     0    0  126450.58
Vanguard Intl MCAP Grw	922908538       393    6310      SH          SOLE	     0    0    6310
Vanguard REIT ETF Idx	922908553       847   15296      SH          SOLE	     0    0   15296
Vanguard MSCI SCAP Grw	922908595       349    4475      SH          SOLE	     0    0    4475
Vanguard SCAP Value	922908611       539    8064      SH          SOLE	     0    0    8064
Vanguard Grw ETF	922908736       239    3889.327  SH          SOLE	     0    0    3889.327
Vanguard Stock Mkt ETF	922908769      2635   40584      SH          SOLE	     0    0   40584
YUM! Brands Inc	COM	988498101       736   15014      SH          SOLE	     0    0   15014
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